Insurance - Statutory Information (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Yosemite | Property and casualty
Statutory Accounting Practices [Line Items]
Statutory net income	$ 15	$ 16	$ 41
Statutory capital and surplus	76	108
Triton Insurance Company | Property and casualty
Statutory Accounting Practices [Line Items]
Statutory net income	3	0	0
Triton Insurance Company | Life and accident and health
Statutory Accounting Practices [Line Items]
Statutory capital and surplus	181	0
Merit Life Insurance Co. | Life and accident and health
Statutory Accounting Practices [Line Items]
Statutory net income	(1)	(2)	3
Statutory capital and surplus	123	171
American Health and Life Insurance Company | Life and accident and health
Statutory Accounting Practices [Line Items]
Statutory net income	11	0	$ 0
Statutory capital and surplus	$ 184	$ 0